Letterhead of Willkie Farr & Gallagher LLP

VIA EDGAR

April 28, 2005

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC 20549

   RE: Credit Suisse Global Fixed Income Fund, Inc. (the "Fund")
       Securities Act File No. 33-36066, Investment Company Act
       File No. 811-06143
       Post-Effective Amendment No. 21

Ladies and Gentlemen:

On behalf of the Fund, I hereby transmit for filing pursuant to Rule 485(a) of the Securities Act of 1933, as amended (the "1933 Act"), Post-Effective Amendment No. 21 (the "Amendment") to the Fund's Registration Statement under the 1933 Act and the Investment Company Act of 1940, as amended (the "1940 Act").

The Amendment has been marked to show changes in response to the comments of the Commission's staff (the "Staff") on Amendment No. 20 to the Fund's Registration Statement that were provided by Christian T. Sandoe of the Staff in a telephone conversation with the undersigned on April 19, 2005. For the convenience of the Staff, the substance of those comments has been set forth below. The Fund's responses to a particular comment are set out immediately under the restated comment. Page references in the Fund's responses are to the Fund's revised Class A and Class C Prospectus (the "Prospectus") or the revised Statement of Additional Information (the "SAI") filed as part of Amendment No. 21. Please note that conforming changes have also been made to the Fund's Common Class Prospectus.

PROSPECTUS:

KEY POINTS--GOAL AND PRINCIPAL STRATEGIES (P. 4)

1. Comment: If non-investment grade investments (such as junk bonds) are part of the Fund's principal strategy, please note under "principal strategies."

     Response: While the limit on the Fund's ability to invest in non-investment grade securities is 35% of net Fund assets, historically the Fund has invested in emerging markets only to a limited extent. As of March 31, 2005, the Fund has less than 1% of its investments in non-investment grade securities. This percentage is consistent with the Fund's historical practice. The Fund does not believe that that level of investment rises to the level of a principal strategy so is not revising this section.

2.   Comment: The Fund should disclose its maturity policy, if it has one.

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Securities and Exchange Commission
April 28, 2005
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     Response: The Fund does not have a maturity policy.

3. Comment: The Fund's description of "credit risk" uses the term "counterparty to a contract," which infers that the Fund invests in swaps.

     Response: As swaps are not a principal investment strategy, "credit risk" has been revised to remove reference to "counterparties to a contract." See page 4 of the Prospectus.

4. Comment: The Fund should add the risk of investing in emerging markets to its risk/return disclosure if such investments constitute a significant portion of the Fund's assets.

     Response: While there is no limit on the Fund's ability to invest in emerging markets, historically the Fund has invested in emerging markets only to a limited extent. According to the Fund's portfolio holdings as of March 31, 2005, as disclosed on the Fund's website, www.csam.com/us, the Fund had approximately 2% of its assets invested in emerging markets. This percentage is consistent with the Fund's historical practice. The Fund does not believe that this level of investment rises to the level of a principal risk so is not revising this section.

5. Comment: The Fund should add the risk of investing in government and mortgage backed securities to its risk/return disclosure if such investments constitute a significant portion of the Fund's assets.

     Response: The Fund does have significant investments in such securities and will include disclosure stating that the securities are not backed by the full faith and credit of the U.S. government. See page 13 of the Prospectus.

     MORE ABOUT RISK (P. 15)

6. Comment: The last sentence of the first paragraph states that this section describes "other risks" that may affect the Fund. As this section appears to include both principal and non-principal risks, please identify in this section which risks are principal and which risks are non-principal.

     Response: As discussed with Mr. Sandoe of the Staff, this change is not being made in this Prospectus, but will be made in the Fund's next annual update and those of other Credit Suisse Funds.

STATEMENT OF ADDITIONAL INFORMATION

MANAGEMENT OF THE FUND--DISCLOSURE OF PORTFOLIO HOLDINGS (PP. 49-50)

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Securities and Exchange Commission
April 28, 2005
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7.   Comment: Discuss the role of the portfolio manager on the team and the relationship between each portfolio manager's role and the roles of others on the team.

     Response: We have revised the disclosure to include such a discussion. Please see page 49 of the SAI.

8. Comment: Since performance is taken into account in determining a portfolio manager's bonus, please describe how performance is considered.

     Response: We have added disclosure to the SAI with respect to factors considered in determining the discretionary bonus, which include, but are not limited to performance, and include assets held in the Fund and other accounts managed by the portfolio managers, business growth, teamwork, management, corporate citizenship, etc.

9.   Comment: Please describe the meaning of the term "phantom shares."

     Response: We have revised the disclosure to include such a definition. Please see page 49 of the SAI.

10.  Comment: Please clarify whether the base salary is "fixed."

     Response: The base salary is fixed and we have revised the disclosure to read "fixed base salary." See page 49 of the SAI.

We hope the Staff finds this letter and the revisions in the Amendment responsive to the Staff's concerns.

On behalf of the Fund, we hereby acknowledge that that the disclosure in the Amendment is the Fund's responsibility. On behalf of the Fund, we hereby acknowledge that the Staff's comments do not foreclose the Commission from taking any action with respect to the Amendment and, on behalf of the Fund, we hereby represent that the Fund will not assert the Staff's comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

On behalf of the Fund, we further acknowledges that the Staff's comments do not relieve the Fund from its full responsibility for the adequacy and accuracy of the disclosures in the filing.

We also request that you grant acceleration for effectiveness on April 29, 2005.

Any questions or comments on the Amendment should be directed to the undersigned at (212) 728-8558.

Very truly yours,

/s/ Dianne E. O'Donnell
-----------------------
Dianne E. O'Donnell

cc:  Christian Sandoe, Division of Investment Management
     J. Kevin Gao, Esq.
     Rose F. DiMartino, Esq.